Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Changes in non-cash working capital items

	Years Ended December 31
	2025	2024
Trade receivables	$257,783	$(47,861)
Prepaids and other assets	(7,275)	8,531
Trade payables	(276,100)	35,178
Share-based compensation liability	10,070	(11,000)
Dividends payable	(330)	(783)
Non-cash working capital disposed	49,299	(6,390)
	$33,447	$(22,325)
Changes in non-cash working capital related to:
Operating activities	$18,111	$(17,922)
Financing activities	(1,620)	6,200
Investing activities	17,822	(11,375)
Transfers to equity	(330)	(1,167)
Foreign currency translation on non-cash working capital	(536)	1,939
	$33,447	$(22,325)

Employee compensation costs
The following table details the amount of total employee compensation costs included in the operating expense and general and administrative expense.

	Years Ended December 31
	2025	2024 (1)
Operating	$12,372	$13,340
General and administrative	43,687	36,583
Total employee compensation costs - continuing operations	$56,059	$49,923
Total employee compensation costs - discontinued operations	$55,670	$38,429
(1)Comparative period revised to reflect current period presentation. Refer to Note 7 - "Discontinued Operations".